Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Summary of Provisions

Provisions consist of the following (in thousands):
	Dilapidations provision	Share-based payments employment taxes provision	Provision for withholding taxes	Other provisions	Total
Current liabilities
At January 1, 2020	$-	$-	$-	$-	$-
Additional provision in the year	-	-	-	12,498	12,498
Release of provision in the year	-	-	-	(800)	(800)
Utilized provision in the year	-	-	-	(1,630)	(1,630)
Transfer from non-current provisions	-	12,105	4,100	873	17,078
At December 31, 2020	-	12,105	4,100	10,941	27,146
Additional provision in the year	178	2	-	3,606	3,786
Release of provision in the year	-	(4,427)	-	(584)	(5,011)
Utilized provision in the year	(308)	-	(3,500)	(9,233)	(13,041)
Transfer from non-current provisions	277	-	1,901	-	2,178
Foreign exchange	(5)	-	-	(468)	(473)
At December 31, 2021	$142	$7,680	$2,501	$4,262	$14,585

Non-current liabilities
At January 1, 2020	$3,352	$7,979	$11,500	$873	$23,704
Additional provision in the year	3,039	131,836	-	1,011	135,886
Transfer to current provisions	-	(12,105)	(4,100)	(873)	(17,078)
Release of provision in the year	(757)	(945)	-	-	(1,702)
Utilized provision in the year	-	(11,758)	-	-	(11,758)
Foreign exchange	36	25	-	-	61
At December 31, 2020	5,670	115,032	7,400	1,011	129,113
Additional provision in the year	2,125	2,135	-	-	4,260
Transfer to current provisions	(277)	-	(1,901)	-	(2,178)
Release of provision in the year	(284)	(45,987)	(500)	(168)	(46,939)
Utilized provision in the year	(4)	(22,516)	-	(841)	(23,361)
Foreign exchange	(292)	(60)	-	2	(350)
At December 31, 2021	$6,938	$48,604	$4,999	$4	$60,545